Capital and Financing Transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions			3 Months Ended			6 Months Ended			12 Months Ended
	Apr. 27, 2020	May 30, 2019	Apr. 30, 2020		Apr. 30, 2019	Apr. 30, 2020		Apr. 30, 2019	Oct. 31, 2019
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares purchased for cancellation			$ 146	[1]	$ 289	$ 414	[1]	$ 523
Shares repurchased/redeemed						$ 679		$ 823
NCIB [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum number of shares approved for repurchase		24.0
Shares repurchased and cancelled, shares			2.0			5.6
Shares repurchased and cancelled, per share			$ 72.73			$ 73.95
Common shares purchased for cancellation			$ 146			$ 414
NCIB 2019 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased and cancelled, shares									11.8
Shares repurchased and cancelled, per share									$ 72.41
Series 30 Preferred Stock [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased/redeemed	$ 154
Series 31 Preferred Stock [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased/redeemed	$ 111

[1]	The amounts for the period ended April 30, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).